COSTS AND EXPENSES BY NATURE (Details) - Schedule of finance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Material Income And Expense Abstract
Bank loan interest	$ 325,650	$ 283,786	$ 347,551
Financial leases	61,980	62,202	37,522
Lease liabilities	181,814	182,868	185,947
Other financial instruments	20,490	10,281	8,213
Total	$ 589,934	$ 539,137	$ 579,233